Share-based Compensation Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation Expenses [Abstract]
Summary the Company's option activity under the 2008 plan
	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	In Years	US$'000

Outstanding at January 1, 2015	21,265,846	1.17	4.88	60,165
Granted	14,369,000	4.78
Exercised	(4,732,482)	0.51
Forfeited	(820,553)	3.21
Outstanding at December 31, 2015	30,081,811	2.94	7.01	71,711
Vested and expected to vest at December 31, 2015	28,908,784	2.90	6.95	70,063
Exercisable at December 31, 2015	9,537,339	0.83	3.77	42,853

Schedule of assumptions used to estimate the fair value of option grant on the date of grant
	2013	2014	2015

Expected volatility	50-52%	50%- 51.1%	50.9%- 51.7%
Risk-free interest rate	1.08-1.75%	1.99-2.6%	2.09%- 2.24%
Exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Expected dividend yield	0%	0%	0%
Expected term (in years)	6	6-10	10
Expected forfeiture rate (post-vesting)	0-20%	0-20%	0-20%
Fair value of the common share on the date of option grant	US$0.91-1.98 RMB5.63-12.26	US$3.33-6.98 RMB20.66-43.31	US$4.21-5.26 RMB27.27-34.07

Summary of restricted shares activity
	Numbers of restricted shares	Weighted average grant date fair value

Outstanding as of January 1, 2015	179,382	3.36
Grant	100,914	4.82
Vested	(52,488)	3.36
Forfeited	—	—
Outstanding as of December 31, 2015	227,808	4.00
Vested and expected to vest at December 31, 2015	227,808	4.00